8. NOTES PAYABLE, RELATED PARTY	12 Months Ended
Jun. 30, 2014
10. Secured Convertible Debenture, Net of Debt Discount
8. NOTES PAYABLE, RELATED PARTY

At June 30, 2014 and 2013, the balance of the secured notes payable, related parties is $3,400, respectively. The notes are held by related parties and are secured by eligible accounts receivable and purchase orders.  As of June 30, 2014 and 2013 accrued interest of $488 and $283, respectively, was due on the note.  The note matured on June 30, 2013.  The note was in default and payable upon demand at June 30, 2014.

Subsequent to June 30, 2014 the 6% secured note in the principal amount of $3,400 plus accrued interest of $488 as well as $1,717 of accounts payable and accrued expenses were assigned to FWD, a related party of the Company (see note 17). In September 2014, under a Loan Extension Agreement with FWD, the $3,400 6% secured note will continue to accrue interest and will not be mature until October 1, 2015. In addition FWD entered into a $1,717 Promissory Note with the Company for the assigned accounts payable and accrued expenses. The promissory note matures on October 1, 2015 and bears interest at a rate of three and a quarter (3.25%) percent. Accordingly the aggregate amount due at June 30, 2014 of $5,605 has been classified as long term.